Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Profit (loss) attributable to the Parent		€ 9,605	€ 8,124	€ (8,771)
Remuneration of PPCC and PPCA		(529)	(566)	(552)
Profit (loss) attributable to ordinary equity holders of parent		9,076	7,558	(9,323)
Profit (loss) from discontinued operations (non controlling interest net)		0	0	0
Profit (loss) from continuing operations (PPC net)		€ 9,076	€ 7,558	€ (9,323)
Weighted average number of shares outstanding (in shares)		16,848,344,667	17,272,055,430	17,316,288,908
Adjusted number of shares (in shares)		16,848,344,667	17,272,055,430	17,316,288,908
Basic earnings (loss) per share (in euro per share)		€ 0.539	€ 0.438	€ (0.538)
Basic earnings (loss) per share from discontinued operations (in euro per share)		0	0	0
Basic earnings (loss) per share from continuing operations (in euro per share)		€ 0.539	€ 0.438	€ (0.538)
To dividends	€ 0	€ 2,348	€ 1,961	€ 826